Employee Benefit Plans (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) pension_plan investment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Pension benefit obligation, percentage		88.00%
Target allocation		100.00%	100.00%
Number of investments | investment		7
Expected employer contributions		$ 5.8
Settlements of benefit obligation	$ 35.7	0.0	$ 35.7	$ 0.0
Defined benefit plan, recognized net loss due to settlements	12.1	$ 0.0	12.1	0.0
Defined benefit plan, recognized net loss due to settlements, net of tax	$ 7.5
Number of union sponsored multiemployer plans | pension_plan		2
Multiemployer Plans, Plan Contributions		$ 0.8
Multiemployer pension plans, period contributions (less than $0.5m)		0.6	$ 0.6	$ 0.6
Withdrawal obligation		$ 23.1
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation		56.00%	53.00%
Other Postretirement Benefit Plan [Member] | Active Plans [Member] | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation		75.00%
Other Postretirement Benefit Plan [Member] | Active Plans [Member] | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation		25.00%
Other Postretirement Benefit Plan [Member] | Frozen Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Significant plans employing a liability driven investment strategy		55.00%
Other Postretirement Benefit Plan [Member] | Frozen Plans [Member] | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation		40.00%
Other Postretirement Benefit Plan [Member] | Frozen Plans [Member] | Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation		60.00%